Disposal of Subsidiaries - Additional Information (Detail) - Hung Ching Development & Construction Co [Member]	1 Months Ended
Dec. 31, 2023 shares
ASE Test Limited [member]
Disposal of Subsidiaries [Line Items]
Shares in the subsidiary company disposed off during the period	40,981
A S E [Member]
Disposal of Subsidiaries [Line Items]
Shares in the subsidiary company disposed off during the period	145,178